INVENTORY (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
INVENTORY
Raw Materials	$ 3,270,597	$ 1,325,590
Work-in-Process	4,428,440	2,777,244
Finished Goods	4,358,533	2,493,468
Total Inventory	$ 12,057,570	$ 6,596,302